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New Perspective Fund, Inc.
333 South Hope Street
Los Angeles, California 90071-1406

Phone (213) 486 9200
Fax (213) 486 9455
Email vpc@capgroup.com

Vincent P. Corti
Secretary

December 5, 2006

Document Control
Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20001

Re:	New Perspective Fund, Inc.
File Nos. 002-47749 and 811-02333

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on 11/30/06 of Registrant's Post-Effective Amendment No. 61 under the Securities Act of 1933 and Amendment No. 44 under the Investment Company Act of 1940.

Sincerely yours,

/s/ Vincent P. Corti
Vincent P. Corti

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